SCHEDULE OF CONCENTRATION OF REVENUES ON ACCRUAL BASIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary Income/Expense
Total Income	$ 2,005,789	$ 1,966,202
Cost of Goods Sold
Gross Margin	(934,767)	(105,087)
Expense
Professional Fees	209,563	120,750
Office expenses	5,396,566	358,231
Rent	5,544	3,366
Total operating expense	5,611,673	482,347
Loss from operations	(6,546,440)	(587,434)
Other Income/Expense
Other Expense	288	100,277
Net loss for the year	(6,546,152)	(487,158)
Livento Group Inc And Livento Group LLC [Member]
Ordinary Income/Expense
Total Income	2,005,789	1,966,202	$ 1,840,866
Cost of Goods Sold
Total COGS	2,940,555	2,071,289	1,059,589
Gross Margin	(934,767)	(105,087)	781,277
Expense
Advertising & marketing	339,230	55,112	0
Computer and Internet Expenses	0	0	334,500
Bank Charges	10,443	1,048	267
Commissions & fees	65,035	15,292	0
Contract labor	516,835	129,467	0
Contractors	5,475	5,500	0
General business expenses	32,815	33,073	0
Interest paid	0	21,954	0
Legal & accounting services	126,241	55,272	0
Professional Fees	209,563	120,750	574,009
Office expenses	6,896	2,421	0
Payroll expenses	191,000	42,000	0
Rent	5,544	3,366	87,100
Travel	19,238	7,093	0
Uncategorized Expense	4,081,376	0	0
Total operating expense	5,611,673	482,347	995,876
Loss from operations	(6,546,440)	(587,434)	(214,598)
Other Income/Expense
Other Income	57	100,001	0
Other Expense	(231)	(276)	281
Net Other Income	288	100,277	(281)
Net loss for the year	(6,546,152)	(487,158)	(214,879)
Livento Group Inc And Livento Group LLC [Member] | Revenues [Member]
Ordinary Income/Expense
Total Income	1,966,202	1,966,202	1,840,866
Livento Group Inc And Livento Group LLC [Member] | Sales Discounts [Member]
Ordinary Income/Expense
Total Income	0	0	0
Livento Group Inc And Livento Group LLC [Member] | Merchandise Account Fees [Member]
Cost of Goods Sold
Total COGS	0	0	0
Livento Group Inc And Livento Group LLC [Member] | Professional Fees RTS [Member]
Cost of Goods Sold
Total COGS	1,074,694	393,879	345,000
Livento Group Inc And Livento Group LLC [Member] | Amortization RTS [Member]
Cost of Goods Sold
Total COGS	$ 1,865,862	$ 1,677,410	$ 714,589